Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 343,733	$ 272,092
Short-term deposits	179,000	27,000
Accounts receivable, net of allowance for credit losses of $0.8 million and $0.9 million as of June 30, 2021 and December 31, 2020	109,969	106,068
Inventories	124,227	131,672
Prepaid expenses	7,288	6,717
Other current assets	21,189	16,943
Total current assets	785,406	560,492
Non-current assets
Property, plant and equipment, net	201,080	201,232
Goodwill	39,686	35,694
Other intangible assets, net	124,257	131,569
Operating lease right-of-use assets	17,514	21,298
Other non-current assets	55,081	39,717
Total non-current assets	437,618	429,510
Total assets	1,223,024	990,002
Current liabilities
Accounts payable	42,001	16,987
Accrued expenses and other current liabilities	30,134	31,061
Accrued compensation and related benefits	29,270	25,659
Deferred revenues - short term	48,943	49,165
Operating lease liabilities - short term	8,248	9,282
Total current liabilities	158,596	132,154
Non-current liabilities
Deferred revenues - long term	15,661	14,227
Operating lease liabilities - long term	9,553	12,567
Contingent consideration	40,436	37,400
Other non-current liabilities	37,206	34,059
Total non-current liabilities	102,856	98,253
Total liabilities	261,452	230,407
Contingencies (see note 12)
Redeemable non-controlling interests	227	227
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousand shares; 65,396 thousand shares and 56,617 thousand shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	181	155
Additional paid-in capital	2,992,833	2,753,955
Accumulated other comprehensive loss	(6,703)	(8,846)
Accumulated deficit	(2,024,966)	(1,985,896)
Total equity	961,345	759,368
Total liabilities and equity	$ 1,223,024	$ 990,002